Income tax (charge)/credit	6 Months Ended
Jun. 30, 2026
Income tax (charge)/credit
Income tax (charge)/credit

7Income tax (charge)/credit

The Company recognizes R&D tax relief relating to the RDEC scheme within Other operating income, and R&D tax relief under both the enhanced R&D intensive support (“ERIS”) scheme within Income tax credit, as shown below:

	3 months ended June 30,		6 months ended June 30,
	2026	2025	2026	2025
	£ 000	£ 000	£ 000	£ 000
Enhanced R&D intensive support	—	3,122	600	5,892
Tax charge on RDEC	(1,264)	—	(2,346)	—
Adjustments for R&D tax relief of prior periods	—	—	—	13,700
	(1,264)	3,122	(1,746)	19,592

For accounting periods beginning on or after April 1, 2024, HM Revenue & Customs administers a merged Research and Development Expenditure Credit (“RDEC”) scheme and the Enhanced R&D Intensive Support (“ERIS”) scheme, which replaced the previous SME scheme for qualifying small and medium-sized enterprises and the RDEC scheme for large companies and other ineligible entities.

At the time of preparing its financial statements for the year ended December 31, 2024, the Company was unable to determine, with certainty, if any relationships existed that would cause the Company to be defined as a large company and ineligible for SME relief. In the absence of such certainty, within those financial statements, the Company recognized tax relief based solely on the RDEC scheme.

Management subsequently determined that the transactions contemplated under the Investment Agreement on December 23, 2024, did not result in the presence of any linked or partner companies that would otherwise cause the Company to be defined as a large company and therefore the six months ended June 30, 2025, reflects the reversal of tax relief previously recognized under the RDEC scheme of £7,553 thousand, with £13,700 thousand subsequently claimed and received under the SME scheme (and reported within Income tax credit).

The tax relief for the six months ended June 30, 2026, has been recognized under the merged scheme, based on management’s current expectations that the Company’s R&D claim for the year ending December 31, 2026, will be prepared on this basis. This reflects forecasts and projections which indicate that the Company is likely to be classified as a large company as at December 31, 2026, primarily due to anticipated increases in headcount.